FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2020
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET

NOTE 10:-FINANCIAL INCOME, NET

	Six months ended June 30,
	2020	2019
	Unaudited
Income:

Foreign currency exchange differences	$172	$79
Interest on cash equivalents and restricted deposits	166	259

	338	338
Expenses:

Bank commissions and others	22	49
Foreign currency exchange differences	119	246

	(141)	(295)

Total financial income, net	$197	$43